CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 62,752	$ 67,826
Direct costs	47,386	52,728
Other income and gains	785	1,285
Equity accounted (loss) income	(79)
Expenses
Interest	(7,213)	(7,227)
Corporate costs	(101)	(98)
Fair value changes	(1,423)	(831)
Depreciation and amortization	(5,791)	(4,876)
Tax expense (income)	(837)	(495)
Net income	707	5,354
Net (loss) income attributable to:
Shareholders	(134)	2,807
Non-controlling interests	841	2,547
Net income	$ 707	$ 5,354
Net (loss) income per share:
Diluted	$ (0.12)	$ 1.73
Basic	$ (0.12)	$ 1.78